Fair Value Measurements - Schedule of Assets Held in Trust Account (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Marketable securities held in Trust Account	$ 241,144,179	$ 239,042,295	$ 0
Liabilities:
PIPE Subscription Agreements liability	16,539,057	15,274,088	$ 0
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	241,144,179	239,042,295
Liabilities:
PIPE Subscription Agreements liability
Level 2 [Member]
Assets:
Marketable securities held in Trust Account
Liabilities:
PIPE Subscription Agreements liability
Level 3 [Member]
Assets:
Marketable securities held in Trust Account
Liabilities:
PIPE Subscription Agreements liability	$ 16,539,057	$ 15,274,088